Trade receivables - Schedule of Non-Interest Bearing Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	$ 3,662	$ 7,211	$ 10,803
Contract assets	98	122	497
Provision for credit notes to be issued	(334)	(101)	(164)
Provisions on trade receivables	(50)	(2,301)	(2,524)
Net trade receivables	$ 3,376	$ 4,931	$ 8,612